FINANCIAL INSTRUMENTS - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Foreign currency risk
FINANCIAL INSTRUMENTS
Transaction exposure	$ 1,687	$ 882